SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Vallon - 10-K - Property and Equipment (Details) - Vallon Pharmaceuticals, Inc.	Dec. 31, 2022
Computer equipment
Property, Plant and Equipment [Line Items]
Useful life	3 years
Equipment
Property, Plant and Equipment [Line Items]
Useful life	3 years